Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Examination [Line Items]
Foreign losses included in reported loss before income taxes	$ 3,239	$ 2,907
Valuation allowance	10,983	7,626
Unused non-capital tax losses	108,283	54,821
SR&ED expenditure pool totaling	20,198	20,198
Investment tax credits	6,171
Tax credits expiration period	2017-2032
Capital losses carried forward	22,068
Income tax provision, interest or penalties	0	0
Canada [Member]
Income Tax Examination [Line Items]
Valuation allowance	6,327
U.S. [Member]
Income Tax Examination [Line Items]
Valuation allowance	$ 4,656